First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments
February 28, 2026 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) – 99.6%
	Advertising – 0.9%
$1,507,281	Authentic Brands Group (ABG Intermediate Holdings 2 LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.92%	12/21/28	$1,504,862
859,692	WH Borrower LLC (WHP), Term Loan B, 3 Mo. CME Term SOFR + 4.75%, 0.50% Floor	8.16%	02/20/32	860,362
				2,365,224
	Aerospace & Defense – 3.0%
1,653,056	Phoenix Aviation Capital Ltd. (PAC DAC LLC), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	10/28/30	1,637,566
589,056	Signia Aerospace LLC, Refi Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.42%-6.44%	12/11/31	590,040
3,809,823	Transdigm, Inc., Refi Term Loan K, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.92%	03/22/30	3,810,718
1,576,491	VistaJet Malta Finance PLC, Term Loan B, 2 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.41%	03/31/31	1,580,929
				7,619,253
	Airport Services – 0.2%
40,030	BBA Aviation (Signature Aviation US Holdings, Inc./Brown Group Holding LLC), Refi Term Loan B-2, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.17%	07/01/31	40,166
139,729	BBA Aviation (Signature Aviation US Holdings, Inc./Brown Group Holding LLC), Refi Term Loan B-2, 3 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.17%	07/01/31	140,200
379,347	BBA Aviation (Signature Aviation US Holdings, Inc./Brown Group Holding LLC), Term Loan B-1, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.17%	07/01/31	380,533
				560,899
	Alternative Carriers – 0.5%
1,350,550	Level 3 Financing, Inc., Term Loan B-4, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	03/29/32	1,355,783
	Application Software – 9.9%
2,665,721	Cloud Software Group, Inc. (aka Citrix Software, Inc. or Tibco), 2032 Term Loan, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	08/15/32	2,481,786
277,742	ConnectWise LLC, Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.24%, 0.50% Floor	7.43%	09/30/28	251,218
622,213	Darktrace PLC (Leia Finco US LLC), Second Lien Term Loan, 3 Mo. CME Term SOFR + 5.25%, 0.00% Floor	8.90%	10/09/32	578,273
3,069,505	Darktrace PLC (Leia Finco US LLC), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.90%	10/09/31	2,924,793
1,720,577	Dayforce, Inc. (Dawn Bidco), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.66%	02/04/33	1,590,312
653,415	Genesys Cloud Services Holding II LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	01/31/32	603,429
1,381,233	Internet Brands, Inc. (Web MD/MH Sub I. LLC), Term Loan B-3, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	7.92%	05/03/28	1,132,037
1,274,032	LogMeIn, Inc. (GoTo Group, Inc.), First Lien First Out TL, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	8.57%	04/30/28	1,058,504
1,860,261	LogMeIn, Inc. (GoTo Group, Inc.), First Lien Second Out TL, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor (d)	8.57%	04/30/28	583,192
3,188,300	McAfee Corp. (Condor Merger Sub, Inc.), Term Loan B-1, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.67%	03/01/29	2,795,454

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Application Software (Continued)
$263,925	NCR Digital Banking (Dragon Buyer, Inc./Candescent), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.42%	09/30/31	$233,573
430,556	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Second Lien Term Loan, 3 Mo. CME Term SOFR + 5.00%, 0.50% Floor	8.67%	05/08/33	329,914
1,927,094	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.50% Floor	6.92%	10/28/30	1,581,017
717,318	SolarWinds Holdings, Inc. (Starlight Parent LLC), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.70%	04/16/32	620,032
2,241,335	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.50% Floor	7.68%	06/04/28	1,920,353
3,391,079	Ultimate Software Group (UKG, Inc.), Refi Term Loan, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	02/10/31	3,218,982
2,376,006	Veeam Software Holdings Ltd. (VS Buyer LLC), Refi Term Loan, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.92%	04/14/31	2,305,711
1,141,357	X.AI LLC (Project Xerxes), Floating Rate Term Loan B, 3 Mo. CME Term SOFR + 7.25%, 0.00% Floor	11.12%	06/30/30	1,184,974
				25,393,554
	Asset Management & Custody Banks – 2.4%
1,302,000	Ascensus Holdings, Inc. (Mercury), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.67%	11/25/32	1,273,786
372,074	Colonial First State (Superannuation and Investments US LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor (d)	6.17%	12/01/28	371,494
1,623,001	Edelman Financial Engines Center LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.67%	04/07/28	1,614,975
1,588,689	Edelman Financial Engines Center LLC, Second Lien Term Loan, 1 Mo. CME Term SOFR + 5.25%, 0.00% Floor	8.92%	10/06/28	1,578,100
1,375,080	Osaic Holdings, Inc. (Advisor Group), Refi Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.16%	08/02/32	1,334,687
				6,173,042
	Automotive Parts & Equipment – 1.5%
2,000,180	Clarios Global, L.P. (Power Solutions), 2032 Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	01/31/32	1,998,100
1,980,000	Clarios Global, L.P. (Power Solutions), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	05/06/30	1,978,148
				3,976,248
	Automotive Retail – 1.9%
1,827,876	Les Schwab Tire Centers (LS Group OpCo Acq. LLC), Refi Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	04/23/31	1,829,594
3,087,148	Mavis Tire Express Services Topco Corp., Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.75% Floor	6.67%	05/04/28	3,084,586
				4,914,180
	Broadline Retail – 0.2%
452,711	Peer Holding III B.V. (Action Holding), 2031 Term Loan B5B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	07/01/31	452,994
121,590	Peer Holding III B.V. (Action Holding), 2032 USD Term Loan B8, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.92%	10/14/32	121,552
				574,546

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Building Products – 1.7%
$1,236,172	American Bath (CP Atlas Buyer, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 5.25%, 0.00% Floor	8.92%	07/08/30	$1,201,152
1,950,995	Miter Brands Acq. Holdco, Inc. (MIWD), Refi Term Loan, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	6.42%	03/28/31	1,940,752
537,718	US LBM Holdings, Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	7.53%	06/06/31	448,053
875,956	US LBM Holdings, Term Loan, 1 Mo. CME Term SOFR + 5.00%, 0.75% Floor	8.68%	06/06/31	770,842
				4,360,799
	Casinos & Gaming – 0.2%
484,615	Flutter Entertainment PLC (Flutter Treasury DAC), Incremental Term Loan, 3 Mo. CME Term SOFR + 2.00%, 0.50% Floor	5.67%	06/04/32	479,164
	Commercial Printing – 0.2%
878,771	Multi-Color Corp. (LABL, Inc.), Initial Dollar Term Loan, 3 Mo. CME Term SOFR + CSA + 5.00%, 0.50% Floor (d) (e) (f)	8.77%	10/29/28	408,998
	Commodity Chemicals – 1.3%
3,326,351	Charter Next Generation, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.75% Floor	6.17%	12/02/30	3,328,430
	Communications Equipment – 0.2%
510,181	Viavi Solutions, Inc., Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	10/16/32	512,943
	Construction & Engineering – 1.0%
566,876	Azuria Water Solutions (f/k/a - Aegion Corp.), Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	03/31/33	560,501
279,046	Centuri Group, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.67%	07/09/32	280,198
538,576	Construction Partners, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	11/01/31	541,858
947,948	Green Infrastructure Partners LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	09/24/32	948,545
155,714	Socotec SAS (Socotec US Holdings), Refi Term Loan B, Daily CME Term SOFR + 2.75%, 0.75% Floor	6.38%-6.48%	06/02/31	156,299
				2,487,401
	Construction Materials – 3.6%
340,670	Knife River Corp., Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.74%	03/07/32	343,758
591,523	Quikrete Holdings, Inc., Term Loan B1 2031, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.92%	04/14/31	591,857
1,583,913	Quikrete Holdings, Inc., Term Loan B-2 2029, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.92%	03/18/29	1,585,647
1,172,639	Quikrete Holdings, Inc., Term Loan B3 2032, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.92%	02/10/32	1,173,372
1,854,093	Smyrna Ready Mix Concrete LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.67%	04/02/29	1,861,046
943,848	TAMKO Building Products, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	09/20/30	945,420
2,793,791	TAMKO Building Products, Inc., Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	09/20/30	2,798,443
				9,299,543

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Consumer Electronics – 0.3%
$827,939	Pye-Barker Fire & Safety LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.21%	12/16/32	$829,715
	Data Processing & Outsourced Services – 0.6%
2,005,679	Consilio (Skopima Consilio Parent LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	7.42%	05/17/28	1,602,788
	Diversified Capital Markets – 0.2%
587,466	OSTTRA (Orion US Finco), 1st Lien Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.15%	10/10/32	578,654
	Diversified Metals & Mining – 1.2%
3,050,753	SCIH Salt Holdings, Inc. (aka Morton Salt), Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.75% Floor	6.52%	01/31/29	3,048,053
	Diversified Support Services – 1.0%
1,610,420	Aggreko Holdings, Inc. (Albion), Extended Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.66%	05/21/31	1,614,704
244,882	OpenLane, Inc. (KAR Auction Services, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.14%	10/08/32	245,190
849,901	Vestis Corp., Term Loan B-1, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.92%	02/22/31	815,199
				2,675,093
	Drug Retail – 0.1%
192,399	Boots Group Finco, L.P., Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	6.96%	08/28/32	192,921
	Electrical Components & Equipment – 0.1%
300,293	BCP VI Summit Holdings, L.P. (Chemelex - f/k/a nVent), Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.67%	01/30/32	301,514
	Electronic Equipment & Instruments – 0.7%
850,437	Chamberlain Group, Inc. (Chariot), Extended Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.42%	09/08/32	848,745
364,639	Convergint Technologies (DG Investment Intermediate Holdings 2, Inc.), Refi Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	6.92%	07/12/32	364,640
523,579	Verifone Systems, Inc., Extended Term Loan, 3 Mo. CME Term SOFR + CSA + 5.50%, 0.00% Floor	9.18%	08/21/28	483,751
				1,697,136
	Environmental & Facilities Services – 1.1%
817,581	Allied Universal Holdco LLC, Extended Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	08/20/32	818,930
226,514	Anticimex Global AB, Facility B8 (USD), Daily CME Term SOFR + 2.90%, 0.00% Floor	6.56%	11/16/31	227,199
1,693,968	Interstate Waste Services (Action Environmental Group, Inc.), Refi Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.50% Floor	6.67%	10/24/30	1,698,203
				2,744,332
	Food Distributors – 0.1%
347,124	C&S Wholesale Grocers LLC, Term Loan B, 3 Mo. CME Term SOFR + 5.00%, 0.00% Floor	8.67%	09/23/30	342,351
	Footwear – 0.3%
643,437	Skechers (Beach Acquisition Bidco LLC), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	09/13/32	646,455

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Gas Utilities – 0.1%
$308,013	Cornerstone Generation LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.92%	08/11/32	$309,278
	Health Care Equipment – 0.1%
228,029	Resonetics LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.75% Floor	6.42%	06/18/31	227,332
117,790	Sebia (Argent Bidco SAS), USD Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	12/31/32	118,527
				345,859
	Health Care Facilities – 3.1%
2,508,528	Ardent Health Services, Inc. (AHP Health Partners, Inc.), Extended Term Loan, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	5.92%	09/18/32	2,511,977
605,650	Concentra Health Services, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.67%	07/26/31	609,435
3,133,941	IVC Evidensia (VetStrategy Canada/IVC Acquisition Midco Ltd.), Term Loan B-12, 3 Mo. CME Term SOFR + 3.75%, 0.50% Floor	7.42%	12/06/28	3,128,457
1,810,666	Southern Veterinary Partners LLC (Mission Pet), Refi Term Loan, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.18%	12/04/31	1,809,081
				8,058,950
	Health Care Services – 2.8%
1,580,303	Ensemble RCM LLC (Ensemble Health), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.66%	01/28/33	1,525,980
475,006	ExamWorks Group, Inc. (Electron Bidco), Extended Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.17%	02/06/33	474,909
866,126	Heartland Dental Care LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.42%	08/25/32	865,338
1,249,652	Pacific Dental Services LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.17%	03/17/31	1,250,171
2,400,465	R1 RCM, Inc. (Raven Acq. Holdings LLC), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.67%	11/19/31	2,292,444
381,335	Radnet Management, Inc., Refi Term Loan, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.92%	04/18/31	381,602
244,103	SCP Health (Onex TSG Intermediate Corp.), Refi Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.91%	08/06/32	244,790
308,384	US Fertility Enterprises LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.17%	12/31/32	309,540
				7,344,774
	Health Care Supplies – 0.3%
507,269	Medline Borrower, L.P. (Mozart), Refi 2028 Term Loan, 1 Mo. CME Term SOFR + 2.00%, 0.50% Floor	5.42%	10/23/28	508,565
292,810	Sharp Services LLC, Term Loan E, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.67%	09/29/32	293,908
				802,473
	Health Care Technology – 3.3%
5,225,237	athenahealth Group, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.42%	02/15/29	5,103,306
2,601,568	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Refi Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	6.54%	03/10/28	2,557,666

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Health Care Technology (Continued)
$756,935	Waystar Technologies, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.67%	10/22/29	$752,204
				8,413,176
	Home Furnishings – 0.2%
460,117	Restoration Hardware (RH), Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.02%	10/20/28	458,926
	Hotels, Resorts & Cruise Lines – 0.2%
124,333	Alterra Mountain Company, 2030 Term Loan B-8, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	05/31/30	124,643
361,516	Alterra Mountain Company, Refi Term Loan B-6, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	08/17/28	362,194
				486,837
	Household Products – 0.2%
476,311	Essential Home (Lavender Dutch BorrowerCo BV), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.93%	12/31/32	476,906
	Human Resource & Employment Services – 0.4%
1,061,515	First Advantage Corp., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	10/31/31	1,019,585
	Independent Power Producers & Energy Traders – 0.5%
658,388	Invenergy Thermal Operating, Term Loan B, Daily CME Term SOFR + 2.75%, 0.00% Floor	6.38%-6.52%	05/17/32	666,105
41,547	Invenergy Thermal Operating, Term Loan C, Daily CME Term SOFR + 2.75%, 0.00% Floor	6.38%-6.52%	05/17/32	42,034
249,625	Talen Energy Supply, Inc., Incremental Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.15%	12/15/31	250,655
303,027	Talen Energy Supply, Inc., Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.67%	11/25/32	304,125
				1,262,919
	Industrial Conglomerates – 0.2%
558,065	Hillenbrand, Inc. (LSF12 Helix Parent LLC), Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.17%	02/10/33	558,152
	Industrial Machinery & Supplies & Components – 3.0%
467,684	Duravant (Engineered Machinery Holdings, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	11/26/32	469,840
1,776,713	Filtration Group Corp., Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.42%	10/23/28	1,780,790
950,195	Madison IAQ LLC, 2025 Refi Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.13%	06/21/28	952,158
1,635,515	Pro Mach Group, Inc., Extended Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	10/16/32	1,636,643
1,936,034	SPX Flow, Inc., Term Loan B, Prime Rate + 1.75%, 0.50% Floor	8.50%	04/05/29	1,938,870
340,153	TK Elevator Newco GMBH (Vertical U.S. Newco Inc.), Incremental Term Loan B, 6 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.48%	04/30/30	340,578
707,584	TK Elevator Newco GMBH (Vertical U.S. Newco Inc.), Term Loan B, 6 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.38%	04/30/30	708,593
				7,827,472

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Insurance Brokers – 16.9%
$1,273,812	Acrisure LLC, Term Loan B-6 2030, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.67%	11/06/30	$1,237,190
6,400,270	Acrisure LLC, Term Loan B-7, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	06/20/32	6,226,951
2,882,775	Alera Group, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.42%	05/28/32	2,752,243
1,060,000	Alera Group, Inc., Second Lien Term Loan, 1 Mo. CME Term SOFR + 5.50%, 0.50% Floor	9.17%	05/30/33	1,046,093
1,704,085	Amwins Group, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.75% Floor	5.67%	01/30/32	1,689,175
123,875	Ardonagh Midco 3 Ltd., Refi Term Loan B (USD), 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	02/15/31	121,397
2,412,980	Ardonagh Midco 3 Ltd., Refi Term Loan B (USD), 6 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.37%	02/15/31	2,364,720
3,997,301	Baldwin Insurance Group Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.16%	05/27/31	3,929,027
237,996	CFC Group Ltd., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.16%	07/01/32	227,881
3,456,083	CRC Insurance Group LLC (f/k/a Truist Insurance), Second Lien Term Loan, 3 Mo. CME Term SOFR + 4.75%, 0.00% Floor	8.42%	05/06/32	3,443,122
724,854	CRC Insurance Group LLC (f/k/a Truist Insurance), Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	05/06/31	713,256
969,568	Goosehead Insurance Holdings LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.66%	01/08/32	947,753
663,468	Hub International Ltd., 2025 Refi Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.75% Floor	5.92%	06/20/30	657,278
4,479,000	Hyperion Insurance Group Ltd. (aka - Howden Group), Refi Term Loan 2030, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.42%	04/18/30	4,289,270
2,776,554	IMA Financial Group, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.67%	11/01/28	2,754,245
490,553	Jones DesLauriers Insurance Management, Inc. (NavaCord), Incremental Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.66%	02/02/33	472,771
2,762,536	OneDigital Borrower LLC, Second Lien Term Loan, 1 Mo. CME Term SOFR + 5.25%, 0.50% Floor	8.92%	07/02/32	2,762,550
1,444,802	OneDigital Borrower LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.67%	07/02/31	1,396,495
3,806,573	Ryan Specialty Group LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.67%	09/13/31	3,806,097
844,467	The Liberty Company Insurance Brokers LLC, Term Loan B, 6 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.38%	10/15/32	831,800
1,601,701	Trucordia Insurance Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	06/17/32	1,541,637
302,928	USI, Inc., 2029 Term Loan D, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.92%	11/21/29	302,170
				43,513,121
	Integrated Telecommunication Services – 0.6%
1,444,013	Numericable U.S. LLC (Altice France SAS or SFR), Term Loan B-14, 3 Mo. CME Term SOFR + 6.88%, 0.00% Floor	10.55%	05/15/31	1,450,872
	Interactive Media & Services – 1.9%
1,101,750	Twitter, Inc. (X Corp.), Fixed Rate Term Loan	9.50%	10/29/29	1,157,664

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Interactive Media & Services (Continued)
$3,657,182	Twitter, Inc. (X Corp.), Term Loan B-1, 3 Mo. CME Term SOFR + CSA + 6.50%, 0.50% Floor	10.45%	10/26/29	$3,671,280
				4,828,944
	Internet Services & Infrastructure – 1.0%
2,601,203	Sedgwick Claims Management Services, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.17%	07/31/31	2,527,069
	Investment Banking & Brokerage – 0.1%
225,917	Jane Street Group LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.67%	12/13/31	219,422
	IT Consulting & Other Services – 0.7%
738,872	Gainwell Acquisition Corp. (f/k/a Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	7.77%	10/01/27	702,852
1,169,978	Peraton Corp., Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	7.52%	02/01/28	1,006,181
				1,709,033
	Life Sciences Tools & Services – 1.9%
2,551,958	Parexel International Corp. (Phoenix Newco), Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.42%	12/09/31	2,525,647
2,423,728	Syneos Health, Inc. (Star Parent), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.67%	09/30/30	2,353,622
117,347	WCG Intermediate Corp. (WIRB- Copernicus Group), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	02/25/32	114,902
				4,994,171
	Managed Health Care – 0.2%
489,520	MyEyeDr. (MED ParentCo, L.P.), Refi Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.67%	04/15/31	489,772
	Metal, Glass & Plastic Containers – 0.3%
845,543	ProAmpac PG Borrower LLC, 2024 Refi Term Loan B, 2 Mo. CME Term SOFR + 4.00%, 0.75% Floor	7.65%-7.67%	09/15/28	836,030
	Movies & Entertainment – 0.4%
1,108,439	TKO Group Holdings, Inc. (UFC), Term Loan B-5, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.66%	11/21/31	1,110,750
	Office Services & Supplies – 0.0%
98,000	Summit Companies (Pinnacle Buyer LLC), Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.16%	10/01/32	98,225
	Other Diversified Financial Services – 1.0%
2,553,247	Gen II Fund Services (PEX Holdings LLC), Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	11/19/31	2,495,799
	Other Specialty Retail – 1.0%
1,566,628	Bass Pro Group LLC (Great Outdoors Group LLC), Term Loan B-3, 1 Mo. CME Term SOFR + 3.25%, 0.75% Floor	6.92%	01/23/32	1,566,870
518,770	Petsmart, Inc., Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.68%	08/18/32	516,607
399,002	Savers, Inc. (Evergreen AcqCo 1, L.P.), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.70%	09/15/32	400,249
				2,483,726

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Packaged Foods & Meats – 1.6%
$1,327,769	Nomad Foods Ltd., Term Loan B-2, 6 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.28%	11/10/32	$1,311,172
633,647	Sauer Brands, Inc. (Savor Acquisition, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.67%	02/19/32	635,364
2,264,511	Utz Quality Foods LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	01/31/32	2,264,160
				4,210,696
	Paper & Plastic Packaging Products & Materials – 0.6%
1,467,839	Graham Packaging Company, L.P., Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.92%	01/26/33	1,467,031
	Passenger Airlines – 0.8%
1,978,947	American Airlines, Inc., Term Loan B 2027, 3 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	5.52%	01/29/27	1,979,036
	Passenger Ground Transportation – 0.4%
525,614	First Student Bidco, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.90%	08/15/30	525,780
96,175	First Student Bidco, Inc., Refi Term Loan C, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.90%	08/15/30	96,205
487,330	Student Transportation of America Holdings, Inc., Refi Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.40%	06/24/32	490,010
				1,111,995
	Pharmaceuticals – 2.1%
1,573,895	Ceva Sante (Financiere Mendel), USD Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.39%	11/13/30	1,579,553
1,105,207	Dechra Finance US LLC, USD Facility B3, 6 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.39%	01/27/32	1,106,589
2,839,320	Opella Healthcare Group (Opal U.S. LLC), Refi Term Loan B4 (USD), 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.69%	04/23/32	2,839,675
				5,525,817
	Property & Casualty Insurance – 0.1%
286,082	MedRisk (Bella Holding Company LLC), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.75% Floor	6.67%	05/10/28	282,805
	Publishing – 0.1%
242,604	Argus Media Group (Fleet U.S. Bidco, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	02/10/31	242,301
	Research & Consulting Services – 3.4%
400,681	AmSpec Parent LLC, Refi Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.17%	12/22/31	402,436
3,169,139	Clarivate Analytics PLC (Camelot), 2024 Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	01/31/31	2,699,060
686,599	Corelogic, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	7.29%	06/02/28	653,985
3,401,732	Grant Thornton Advisors LLC, Term Loan B-1, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.42%	05/30/31	3,170,891
1,209,523	TIC Solutions (Acuren Holdings, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	07/30/31	1,212,765
691,580	Veritext Corp. (VT TopCo, Inc.), Refi Term Loan, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.66%	08/12/30	653,325
				8,792,462

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Restaurants – 3.5%
$3,793,496	IRB Holding Corp. (Arby’s/Inspire Brands), Extended Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.75% Floor	6.17%	12/16/30	$3,784,809
243,456	Raising Cane’s Restaurants LLC, First Amendment Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.67%	10/31/32	243,456
5,109,444	Whatabrands LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.17%	08/03/28	5,105,612
				9,133,877
	Security & Alarm Services – 1.2%
2,572,791	Garda World Security Corp., Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	02/01/29	2,571,993
403,247	Kidde Home Safety LLC (LSF12 Crown US Commercial Bidco LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.67%	12/02/31	403,751
				2,975,744
	Semiconductor Materials & Equipment – 0.6%
1,457,684	Altera (Gryphon Debt Merger Sub, Inc./Acquire Newco), Term Loan B, 6 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.88%	09/12/32	1,460,417
	Soft Drinks & Non-alcoholic Beverages – 0.9%
785,851	Celsius Holdings, Inc., Refi Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	03/31/32	792,138
1,551,765	Primo Brands Corp., Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.50% Floor	5.92%	03/31/28	1,553,083
				2,345,221
	Specialized Consumer Services – 1.8%
2,612,925	Belron Finance US LLC, USD Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.50% Floor	5.66%	10/16/31	2,617,275
222,981	Caliber Collision (Wand NewCo 3, Inc.), 2025 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	01/30/31	222,053
980,785	Mister Car Wash Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.17%	03/27/31	968,697
746,125	Wash MultiFamily Acquisition, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	08/15/32	751,370
				4,559,395
	Specialized Finance – 1.1%
1,389,281	Creative Planning Group (CPI Holdco), Initial Term Loan, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.67%	05/19/31	1,378,118
848,541	Envestnet, Inc. (BCPE Pequod Buyer, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	6.42%	11/25/31	823,353
750,000	EP Wealth Advisors LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.67%	10/16/32	746,250
				2,947,721
	Specialty Chemicals – 1.1%
2,805,281	Highline Aftermarket Acquisition LLC, Refi Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.75% Floor	7.17%	02/19/30	2,812,308
	Systems Software – 2.8%
1,987,827	Idera, Inc. (Flash Charm), 2024 Refi Term Loan, 3 Mo. CME Term SOFR + 3.50%, 0.75% Floor	7.16%	03/02/28	1,600,201
309,288	Idera, Inc. (Flash Charm), Second Lien Term Loan, 3 Mo. CME Term SOFR + 6.75%, 0.75% Floor	10.56%	03/02/29	223,202

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Systems Software (Continued)
$59,472	Kaseya, Inc., Second Lien Term Loan, 1 Mo. CME Term SOFR + 5.00%, 0.00% Floor	8.67%	03/20/33	$48,668
1,413,000	KnowBe4, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.42%	07/26/32	1,225,778
4,185,580	Proofpoint, Inc., 2024 Refi Term Loan, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.67%	08/31/28	4,018,805
151,947	SS&C Technologies Holdings, Inc., Term Loan B8, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.67%	05/09/31	150,934
				7,267,588
	Trading Companies & Distributors – 2.5%
624,526	Azorra Aviation (Azorra Finance Ltd.), Refi Term Loan, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor (d)	6.14%	10/18/29	626,477
612,635	DXP Enterprises, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 1.00% Floor	6.92%	10/13/30	616,924
1,221,239	PrimeSource Brands (aka Park River Holdings, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.75% Floor	8.16%	03/15/31	1,218,461
1,104,773	QXO/Beacon Roofing (Queen Mergerco), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.67%	04/30/32	1,106,210
398,288	Veritiv Corp. (Verde Purchaser LLC), Term Loan B, 3 Mo. CME Term SOFR + 5.00%, 0.00% Floor	7.67%	11/29/30	395,824
2,448,612	White Cap Supply Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	10/29/29	2,425,656
				6,389,552
	Transaction & Payment Processing Services – 0.2%
577,069	Shift4 Payments LLC (Harbortouch), Refi Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.65%	07/06/32	578,512
	Total Senior Floating-Rate Loan Interests			256,673,738
	(Cost $264,107,347)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) – 3.2%
	Application Software – 0.7%
1,312,000	Cloud Software Group, Inc. (g)	9.00%	09/30/29	1,286,212
366,000	Cloud Software Group, Inc. (g)	6.63%	08/15/33	345,603
238,000	GoTo Group, Inc. (d) (g)	5.50%	05/01/28	72,590
				1,704,405
	Broadcasting – 1.0%
1,493,550	iHeartCommunications, Inc. (g)	7.75%	08/15/30	1,189,145
1,456,000	Sinclair Television Group, Inc. (g)	8.13%	02/15/33	1,517,152
				2,706,297
	Cable & Satellite – 0.6%
1,462,000	DISH Network Corp. (g)	11.75%	11/15/27	1,514,385
	Insurance Brokers – 0.5%
1,247,000	Panther Escrow Issuer LLC (g)	7.13%	06/01/31	1,269,534
	Life Sciences Tools & Services – 0.0%
137,000	Star Parent, Inc. (g)	9.00%	10/01/30	139,221
	Other Specialty Retail – 0.1%
317,000	PetSmart LLC/PetSmart Finance Corp. (g)	7.50%	09/15/32	321,004

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) (Continued)
	Research & Consulting Services – 0.3%
$755,000	Neptune Bidco US, Inc. (g)	9.29%	04/15/29	$757,137
	Total Corporate Bonds and Notes			8,411,983
	(Cost $8,635,403)
FOREIGN CORPORATE BONDS AND NOTES – 0.8%
	Insurance Brokers – 0.6%
200,000	Ardonagh Finco Ltd. (g)	7.75%	02/15/31	204,916
1,362,000	Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC (g)	7.25%	02/15/31	1,381,509
				1,586,425
	Metal, Glass & Plastic Containers – 0.2%
370,000	Trivium Packaging Finance B.V. (g)	8.25%	07/15/30	396,597
	Total Foreign Corporate Bonds and Notes			1,983,022
	(Cost $1,978,375)

Shares	Description	Value
COMMON STOCKS – 0.0%
	Pharmaceuticals – 0.0%
150,392	Akorn, Inc. (e) (h) (i)	6,016
	(Cost $1,724,086)
MONEY MARKET FUNDS (c) – 0.6%
1,490,168	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (j)	1,490,168
	(Cost $1,490,168)
	Total Investments – 104.2%	268,564,927
	(Cost $277,935,379)
	Outstanding Loans – (9.3)%	(24,000,000)
	Net Other Assets and Liabilities – 5.1%	13,129,400
	Net Assets – 100.0%	$257,694,327

(a)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR floor that establishes a minimum SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR period, spread and floor, but different SOFR reset dates.

(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	All or a portion of these securities serve as collateral for the outstanding loan unless otherwise indicated. At February 28, 2026, the segregated value of these securities amounts to $266,496,160.
(d)	This security does not serve as collateral for the outstanding loan.
(e)	This issuer has filed for protection in bankruptcy court.
(f)	This issuer is in default and interest is not being accrued by the Fund.
(g)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2026, securities noted as such amounted to $10,395,005 or 4.0%
of net assets.

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
(h)
Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).

(i)	Non-income producing security.
(j)	Rate shown reflects yield as of February 28, 2026.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
SOFR	– Secured Overnight Financing Rate
USD	– United States Dollar

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows:
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$256,673,738	$—	$256,673,738	$—
Corporate Bonds and Notes*	8,411,983	—	8,411,983	—
Foreign Corporate Bonds and Notes*	1,983,022	—	1,983,022	—
Common Stocks*	6,016	—	6,016	—
Money Market Funds	1,490,168	1,490,168	—	—
Total Investments	$268,564,927	$1,490,168	$267,074,759	$—

*	See Portfolio of Investments for industry breakout.

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)

Unfunded Loan Commitments
As of February 28, 2026, the Fund had the following unfunded loan commitments, which are categorized as Level 2 within the fair value hierarchy:
Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Azuria Water Solutions (f/k/a Aegion Corp.), Term Loan	$ 75,583	$ 75,394	$ 74,733	$ (661)
Pye-Barker Fire & Safety LLC, Term Loan	123,715	124,064	123,981	(83)
R1 RCM, Inc. (Raven Acq. Holdings LLC), Term Loan	172,757	172,738	164,983	(7,755)
Sauer Brands, Inc. (Savor Acquisition, Inc.), Term Loan	49,268	49,424	49,402	(22)
Signia Aerospace LLC, Term Loan	28,715	28,715	28,763	48
Summit Companies (Pinnacle Buyer LLC), Term Loan	18,893	18,894	18,937	43
US Fertility Enterprises LLC, Term Loan	46,725	46,495	46,900	405
		$515,724	$507,699	$(8,025)

Restricted Securities
As of February 28, 2026, the Fund held a restricted security as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Fund’s Board of Trustees:
Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/2020	150,392	$0.04	$1,724,086	$6,016	0.00%*
* Amount is less than 0.01%.